SECURITIES AVAILABLE FOR SALE	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
SECURITIES AVAILABLE FOR SALE

NOTE 3—SECURITIES AVAILABLE FOR SALE

The amortized cost and fair value of securities available for sale as of September 30, 2015 and December 31, 2014 are as follows (dollars in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
September 30, 2015
U.S. government and agency securities	$2,004	$6	$—	$2,010
Municipal securities	46,580	387	(5)	46,962
Mortgage-backed securities	36,213	635	(37)	36,811

	$84,797	$1,028	$(42)	$85,783

December 31, 2014
U.S. government and agency securities	$2,006	$1	$(2)	$2,005
Municipal securities	41,751	237	(139)	41,849
Mortgage-backed securities	36,889	636	(97)	37,428

	$80,646	$874	$(238)	$81,282

The amortized cost and fair value of securities at September 30, 2015 and December 31, 2014, by contractual maturity, are shown below (dollars in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
September 30, 2015
Due in one year or less	$5,318	$5,346
Due from one to five years	39,406	39,728
Due from five to ten years	3,860	3,898
Due after ten years	—	—
Mortgage-backed securities	36,213	36,811

	$84,797	$85,783

December 31, 2014
Due in one year or less	$2,007	$2,011
Due from one to five years	41,750	41,843
Due from five to ten years	—	—
Due after ten years	—	—
Mortgage-backed securities	36,889	37,428

	$80,646	$81,282

There were no sales for realized gains or losses for the nine months ended September 30, 2015 and 2014, respectively.

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temorarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at September 30, 2015 and December 31, 2014 (dollars in thousands):

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
September 30, 2015
U.S. government and agency securities	$—	$—	$—	$—	$—	$—
Municipal securities	2,106	(5)	283	—	2,389	(5)
Mortgage-backed securities	4,087	(20)	2,150	(17)	6,237	(37)

	$6,193	$(25)	$2,433	$(17)	$8,626	$(42)

December 31, 2014
U.S. government and agency securities	$997	$(2)	$—	$—	$997	$(2)
Municipal securities	16,724	(100)	3,736	(39)	20,460	(139)
Mortgage-backed securities	6,698	(33)	5,651	(64)	12,349	(97)

	$24,419	$(135)	$9,387	$(103)	$33,806	$(238)

The unrealized loss on the investments at September 30, 2015 and December 31, 2014 is due to normal fluctuations and pricing inefficiencies. The contractual terms of the investments do not permit the issuers to settle the securities at a price less than the amortized cost basis of the investment. Because the Company does not intend to sell the investments and it is not more-likely-than-not that the Company will be required to sell the investments before recovery of the amortized cost basis, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at September 30, 2015 and December 31, 2014.

NOTE 3—SECURITIES AVAILABLE FOR SALE

The amortized cost and fair value of securities available for sale are as follows:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(dollars in thousands)
December 31, 2014
U.S. government and agency securities	$2,006	$1	$(2)	$2,005
Municipal securities	41,751	237	(139)	41,849
Mortgage-backed securities	36,889	636	(97)	37,428

	$80,646	$874	$(238)	$81,282

December 31, 2013
U.S. government and agency securities	$2,008	$9	$—	$2,017
Municipal securities	33,449	418	(132)	33,735
Mortgage-backed securities	37,601	435	(781)	37,255

	$73,058	$862	$(913)	$73,007

The amortized cost and fair value of securities at December 31, 2014 and 2013, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(dollars in thousands)
December 31, 2014
Due in one year or less	$2,007	$2,011
Due from one to five years	41,750	41,843
Due from five to ten years	—	—
Due after ten years	—	—
Mortgage-backed securities	36,889	37,428

Total	$80,646	$81,282

December 31, 2013
Due in one year or less	$4,714	$4,769
Due from one to five years	28,239	28,493
Due from five to ten years	2,504	2,489
Due after ten years	—	—
Mortgage-backed securities	37,601	37,256

Total	$73,058	$73,007

There were no sales for realized gains or losses for the year ended December 31, 2014 and 2013 of securities available for sale.

At December 31, 2014 and 2013, the carrying amount of securities pledged to secure the FHLB advances was $11,739,000 and $9,142,000, respectively, in addition to the FHLB stock. At December 31, 2014 and 2013, the carrying amount of securities pledged to secure the Federal Reserve Bank Line of Credit was $17,837,000 and $18,277,000, respectively.

Temporarily Impaired Securities

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2014 and 2013.

Securities available for sale that have been in a continuous unrealized loss position are as follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
December, 31, 2014
U.S. government and agency securities	$997	$(2)	$—	$—	$997	$(2)
Municipal securities	16,724	(100)	3,736	(39)	20,460	(139)
Mortgage-backed securities	6,698	(33)	5,651	(64)	12,349	(97)

Total debt securities	$24,419	$(135)	$9,387	$(103)	$33,806	$(238)

December 31, 2013
Municipal securities	$10,132	$(126)	$976	$(6)	$11,108	$(132)
Mortgage-backed securities	22,024	(670)	2,890	(111)	24,914	(781)

Total debt securities	$32,156	$(796)	$3,866	$(117)	$36,022	$(913)

The unrealized loss on the investments at December 31, 2014 and 2013 is due to normal fluctuations and pricing inefficiencies. The contractual terms of the investments do not permit the issuers to settle the securities at a price less than the amortized cost basis of the investment. Because the Company does not intend to sell the investments and it is not more-likely-than-not that the Company will be required to sell the investments before recovery of the amortized cost basis, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2014 or 2013.

Other-Than-Temporary Impairment

Upon acquisition of a security, the Company decides whether it is within the scope of the accounting guidance for beneficial interests in securitized financial assets or will be evaluated for impairment under the accounting guidance for investments in debt and equity securities.

The accounting guidance for beneficial interest in securitized financial assets provides incremental impairment guidance for a subset of the debt securities within the scope of the guidance for investments in debt and equity securities. For securities where the security is a beneficial interest in securitized financial assets, the Company uses the beneficial interest in securitized financial asset impairment model. For securities where the security is not a beneficial interest in securitized financial assets, the Company uses debt and equity securities impairment model.

The Company routinely conducts periodic reviews to identify and evaluate each investment security to determine whether an other-than-temporary impairment has occurred. Economic models are used to determine whether an other-than-temporary impairment has occurred on these securities. While all securities are considered, the securities primarily impacted by other-than-temporary impairment testing are private-label mortgage-backed securities. For each private-label mortgage-backed security in the investment portfolio (including but not limited to those whose fair value is less than their amortized cost basis) an extensive, regular review is conducted to determine if an other-than-temporary impairment has occurred, Various inputs to the economic models are used to determine if an unrealized loss is other-than-temporary. The most significant inputs are the default rate and the severity of the decline in value. Other inputs may include the actual collateral attributes, which include geographic concentrations, credit ratings, and other performance indicators of the underlying assets.

At December 31, 2014, 51 debt securities had unrealized losses with aggregate depreciation of 0.70% from the Company’s amortized cost basis. At December 31, 2013, 39 debt securities had unrealized losses with aggregate depreciation of 2.47% from the Company’s amortized cost basis. These unrealized losses related principally to GNMA mortgage-backed and municipal debt securities. In analyzing an issuer’s financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred, and industry analysts’ reports. As management has the intent and ability to hold debt security until maturity, for the foreseeable future if classified as available for sale, the decline is not deemed to be other-than-temporary.